              [CANADA LIFE INSURANCE COMPANY OF AMERICA LETTERHEAD]


February, 2002



Dear Varifund(R) Policyholder:


Enclosed for your review is the Varifund Annual Report for the period ending December 31, 2001. We encourage you to review this information and refer to it as needed throughout the year.

Thank you for selecting Varifund for your financial needs.

Sincerely,

/s/ Ronald E. Beettam
---------------------
Ronald E. Beettam
President

Encl.

The attached are incorporated by reference herein to the annual reports filed by and on behalf of the following:

The Alger American Fund, filed February 27, 2002
         Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

Berger Institutional Products Trust, filed February 14, 2002
         Portfolios which include: Berger IPT-International Fund; Small Company Growth

Dreyfus Variable Investment Fund, filed March 7, 2002
         Portfolios which include: Dreyfus Growth and Income; Dreyfus Capital Appreciation

The Dreyfus Socially Responsible Growth Fund, Inc., filed February 28, 2002
         Portfolios which include: Dreyfus Socially Responsible

Fidelity Investments Variable Insurance Products Fund, filed February 27, 2002
         Portfolios which include: Fidelity VIP Growth

Fidelity Investments Variable Insurance Products Fund, filed February 27, 2002
         Portfolios which include: Fidelity VIP High Income

Fidelity Investments Variable Insurance Products Fund, filed February 27, 2002
         Portfolios which include: Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund, filed February 27, 2002
         Portfolios which include: Fidelity Investment Grade Bond, Fidelity Money Market

Fidelity Investments Variable Insurance Products Fund II, filed February 27,
         2002
         Portfolios which include: Fidelity VIP II Asset Manager

Fidelity Investments Variable Insurance Products Fund II, filed February 27,
         2002
         Portfolios which include: Fidelity VIP II Index 500; Fidelity VIP II Contrafund

Fidelity Investments Variable Insurance Products Fund III, filed February 27,
         2002
         Portfolios which include: Fidelity VIP III Growth Opportunities

Goldman Sachs Funds, filed February 19, 2002
         Portfolios which include: VIT Capitol Growth, VIT Core U.S. Equity Portfolio, VIT Global Income Portfolio, VIT Growth & Income

Seligman Portfolios, Inc., filed March 7, 2002
         Portfolios which include: Communications and Information; and Frontier

The Montgomery Funds III, filed March 7, 2002
         Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund